Note 20 - Convertible Redeemable Preference Shares (Details Textual) shares in Thousands, $ in Thousands		12 Months Ended
	Aug. 01, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Statement Line Items [Line Items]
Increase (decrease) through conversion of convertible instruments, equity		$ 0
Reserve of equity component of convertible instruments		0	$ 18,399
Convertible redeemable preference shares [member]
Statement Line Items [Line Items]
Issued capital, preference shares		$ 0	$ 47,900
Number of shares outstanding (in shares) | shares		0
Number of shares converted	2,735,938
Class B preference shares [member]
Statement Line Items [Line Items]
Number of shares converted	2,735,938
Increase (decrease) through conversion of convertible instruments, equity	$ (47,900)
Reserve of equity component of convertible instruments	$ 18,400